Employee deferred compensation	6 Months Ended
Jun. 30, 2014
Employee deferred compensation
21 Employee deferred compensation

> Refer to “Note 22 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q14 and “Note 27 – Employee deferred compensation” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2013 for further information.

Deferred compensation expense

in	6M14	6M13
Deferred compensation expense (CHF million)
Share awards	476	453
Performance share awards	328	326
Contingent Capital Awards	174	–
Capital Opportunity Facility awards	5	–
Plus Bond awards [1]	17	16
2011 Partner Asset Facility awards [2]	10	(30)
Adjustable Performance Plan share awards [3]	(2)	21
Adjustable Performance Plan cash awards [3]	(13)	(1)
Restricted Cash Awards	47	91
Scaled Incentive Share Units [3]	(3)	23
Incentive Share Units [4]	0	(2)
2008 Partner Asset Facility awards [2]	83	53
Other cash awards	221	234
Discontinued operations	(9)	(6)
Total deferred compensation expense	1,334	1,178
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.

Additional information

end of	6M14
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,190
Performance share awards	529
Contingent Capital Awards	275
Capital Opportunity Facility awards	6
Plus Bond awards	10
Adjustable Performance Plan share awards	4
Adjustable Performance Plan cash awards	5
Restricted Cash Awards	82
Other cash awards	210
Estimated unrecognized deferred compensation expense	2,311

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2

6M14 activity

In 6M14, the Bank granted share awards, performance share awards and Contingent Capital Awards as part of the 2013 variable compensation. Expense recognition for these awards began in 6M14 and will continue over the remaining service or vesting period of each respective award.

Share awards

In 6M14, the Bank granted 34.9 million shares at a weighted-average share price of CHF 27.84. Each share award granted entitles the holder of the award to receive one Group share, does not contain a leverage component or a multiplier effect and is subject to service conditions as it vests over three years, such that the share award vests equally on each of the three anniversaries of the grant date. Included in the share awards granted in 6M14 are 2.7 million share awards with a fair value of CHF 66 million granted to certain employees in June 2014 for the 2014 performance year.

Performance share awards

In 6M14, the Bank granted 24.0 million performance shares at a weighted-average share price of CHF 28.13. Each performance share award granted entitles the holder of the award to receive one Group share. The performance share award also vests over three years such that the performance share award vests equally on each of the three anniversaries of the grant date. Unlike the share award, however, the outstanding performance share award is subject to a negative adjustment in the event of a divisional loss or a negative return on equity of the Group.

Contingent Capital Awards

In 6M14, the Bank awarded Contingent Capital Awards with a total value of CHF 391 million that will be expensed over a three-year period from the grant date.

Share-based award activity

	6M14
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activity
Balance at beginning of period	72.2	40.7	14.0		4.6	1.2
Granted	34.9	24.0	0.8	[1]	0.0	0.0
Settled	(27.6)	(15.7)	(7.3)		(4.4)	0.0
Forfeited	(1.7)	(0.3)	(0.2)		(0.1)	(0.5)
Balance at end of period	77.8	48.7	7.3		0.1	0.7
of which vested	5.0	2.6	1.0		0.1	0.1
of which unvested	72.8	46.1	6.3		0.0	0.6
1 Represents additional units earned in 6M14 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.